Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) - USD ($)		12 Months Ended
	Jul. 08, 2020	Mar. 27, 2021	Mar. 28, 2020
Debt Instrument [Line Items]
Net of deferred financing costs		$ 300,000	$ 400,000
Finance Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		2.20%	2.20%
Finance Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		3.90%	3.90%
Investissement Québec [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	3.14%	3.14%
Long-term debt	$ 10,000,000	$ 10,000,000
Repayment of debt term	60 months	60 months
Deferred financing costs		$ 44,000
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances		11.00%	11.00%
Cash received from related party		$ 1,500,000	$ 1,500,000
Long-term debt		$ 1,887,000	$ 2,109,000
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances		11.00%	11.00%
Line of Credit Facility Repayment Date		Aug. 31, 2021	Aug. 31, 2021
Cash received from related party		$ 2,500,000	$ 2,500,000
Long-term debt		$ 1,573,000	$ 1,757,000
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		8.25%	8.25%
Net of deferred financing costs		$ 167,000	$ 272,000
Long-term debt		$ 12,333,000	$ 12,228,000